Options	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Options

Note 8. Options

The following table represents option activity for the nine months ended September 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	223,076	$40.05	5.25
Exercisable – December 31, 2022	206,082	$40.05	5.28	$-
Granted	43,200	$-
Forfeited	-	$-
Vested	215,969
Outstanding – September 30, 2023	266,276	$38.74	4.52
Exercisable – September 30, 2023	215,969	$38.74	4.52	$-

For the nine months ended September 30, 2023, the Company recognized $54,718 of compensation expense for vested stock options issued to directors, contractors and employees during 2019 to 2023.

Note 10. Options

During the years ended December 31, 2022 and December 31, 2021, $187,385 and $549,231, respectively, in compensation expense was recognized on the following:

1.	Ten-year options to purchase 3,120,000 shares of common stock at an exercise price of $2.00, which vest one year from the date of grant, were issued to Christopher Constable, the Company’s former Chief Financial Officer, under the 2018 Plan during the year ended December 31, 2018 and have vested during the year ended December 31, 2019. In connection with our underwritten public offering, such shares underlying the option are subject to a lock-up and may not be sold or otherwise transferred until May 3, 2022.

2.	Ten-year options to purchase 351,250 shares of common stock at an exercise price of $2.00, which vest as to 25% of the shares subject to the option each year from the date of grant, were issued to various long-term employees under the 2018 Plan during the year ended December 31, 2019.
3.	Ten-year options to purchase 250,000 shares of common stock at an exercise price of $2.00, which vest as to 20% of the shares subject to the option each year from the date of grant, were issued to an employee under the 2018 Plan during the year ended December 31, 2019.
4.	Ten-year options to purchase 25,000 shares of common stock at an exercise price of $2.00, which vest as to 25% of the shares subject to the option each year from the date of grant, were issued to various contractors during the year ended December 31, 2019.
5.	Three-year options to purchase an aggregate of 500,000 shares of common stock at an exercise price of $2.00, which vest in equal monthly installments during the first year from the date of grant, were issued to the Company’s directors during the year ended December 31, 2021.
6. 7. 8. 9.

Three-year options to purchase an aggregate of 7,013 shares of common stock at an exercise price of $6.00, which vest in equal monthly installments during the term of the option, were issued to an officer of the Company during the year ended December 31, 2021.

Five-year options to purchase an aggregate of 175,000 shares of common stock at an exercise price of $2.00, which vest in equal monthly installments during the term of the option, were issued to the Company’s directors during the year ended December 31, 2022.

Three-year options to purchase 27,552 shares of common stock at an exercise price of $0.86, which vest in equal monthly installments during the term of the option, were issued to an employee during the year ended December 31, 2022.

Three-year options to purchase 5,696 shares of common stock at an exercise price of $0.79, which vest in equal monthly installments during the term of the option, were issued to an employee during the year ended December 31, 2022.

The following table summarizes the assumptions used to estimate the fair value of the stock options granted for the years ended December 31, 2022 and 2021:

	2022	2021
Expected Volatility	39% – 48%	39% – 48%
Risk Free Interest Rate	2.87% – 4.27%	0.90% – 1.69%
Expected life of options	3.0 – 5.0	1.99 – 5.0

Under the Black-Scholes option pricing model, the fair value of the options to purchase an aggregate of 683,430 shares of common stock granted during the year ended December 31, 2021 was estimated at $1,251,598 on the date of grant. For the year ended December 31, 2021, the unrecognized portion of the expense remaining outstanding was $823,670. The weighted average period of unrecognized stock options compensation that is expected to be recognized as expense is approximately 7 years. During the year ended December 31, 2021, an aggregate of 85,000 shares subject to options were forfeited, 12,500 shares were vested, which resulted in a reversal of the expense of $13,580.

On April 20, 2022, the Company’s existing directors and two newly appointed directors each entered into a one-year director service agreement with the Company, which will automatically renew for successive one-year terms unless either party notifies the other of its desire not to renew the agreement at least 30 days prior to the end of the then current term, or unless earlier terminated in accordance with the terms of the agreement. As compensation for serving on the Board of Directors, each director will be entitled to a $25,000 annual stock grant and for serving on a Committee of the Board, an additional $5,000 annual stock grant, both based upon the closing sales price of the common stock on the last trading day of the calendar year. Each director who serves as chairman of the Audit Committee, Compensation Committee and Nominating and Governance Committee will be entitled to an additional $15,000, $10,000 and $7,500 annual stock grant, respectively. As additional consideration for such Board service, on April 20, 2022, each director was granted a five-year option to purchase 25,000 shares of the Company’s common stock at an exercise price of $2.00 per share, which shares will vest in equal quarterly installments of 1,250 shares during the term of the option. The agreement also includes customary confidentiality provisions and one-year non-competition and non-solicitation provisions.

On September 16, 2022, the Company granted an employee a three-year option to purchase 27,552 shares of common stock at an exercise price of $0.86 which vests in equal monthly installments during the term of the option.

On November 22, 2022, the Company granted an employee a three-year option to purchase 5,696 shares of common stock at an exercise price of $0.79 which vests in equal monthly installments during the term of the option.

Under the Black-Scholes option pricing model, the fair value of the 175,000 options, 27,552 options and 2,696 options granted during the year ended December 31, 2022 is estimated at $84,334, $8,409 and $1,615, respectively, on the date of grant using the following assumptions: stock price of $1.57, $0.86 and $0.79 at the grant date, exercise price of the option, option term, volatility rate of 39.23%, 46.72% and 46.72% and risk-free interest rate of 2.87%, 3.81% and 4.27%, respectively. The unrecognized portion of the expense remaining at December 31, 2022 is $72,620, $7,600 and $1,558, respectively, which is expected to be recognized to expense over a period of three years.

The following table represents option activity for the years ended December 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2020	3,810,000	$2.00	7.87
Exercisable - December 31, 2020	3,280,000	$2.00	7.87	$721,600
Granted	683,430	$2.12
Forfeited	(63,750)	$2.00
Vested	3,807,127	-
Outstanding - December 31, 2021	4,429,680	$2.00	6.23
Exercisable - December 31, 2021	3,807,127	$2.00	6.83	$-
Granted	208,248	$1.82
Forfeited	(176,417)	$2.30
Vested	4,121,633	-
Outstanding - December 31, 2022	4,461,511	$2.00	5.25
Exercisable - December 31, 2022	4,121,633	$2.00	5.28	$-

For the year ended December 31, 2022, the Company determined that the five-year option to purchase 176,417 shares of common stock at an exercise price of $2.30 granted to an employee of TOBC in 2021 does not meet the vesting requirements pursuant to the terms of the option grant and accordingly, reversed the expense recorded of approximately $76,400 and $79,023 for the years ended December 31, 2022 and 2021, respectively.

The non-vested options outstanding are 339,878 and 998,431 for the years ended December 31, 2022 and 2021, respectively.